Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt
Debt

Note 6.Debt

Credit Agreement

As of September 30, 2014, certain subsidiaries of the Partnership, as borrowers, and the Partnership and certain of its subsidiaries, as guarantors, had a $1.625 billion senior secured credit facility (the “Credit Agreement”).  The Credit Agreement will mature on April 30, 2018.

As of September 30, 2014, there were two facilities under the Credit Agreement:

•

a working capital revolving credit facility to be used for working capital purposes and letters of credit in the principal amount equal to the lesser of the Partnership’s borrowing base and $1.0 billion; and

•	a $625.0 million revolving credit facility to be used for acquisitions, joint ventures, capital expenditures, letters of credit and general corporate purposes.

In addition, the Credit Agreement has an accordion feature whereby the Partnership may request on the same terms and conditions of its then existing credit agreement, provided no Event of Default (as defined in the Credit Agreement) then exists, an increase to the working capital revolving credit facility, the revolving credit facility, or both, by up to another $300.0 million, in the aggregate, for a total credit facility of up to $1.925 billion.  Any such request for an increase by the Partnership must be in a minimum amount of $25.0 million.  The Partnership cannot provide assurance, however, that its lending group will agree to fund any request by the Partnership for additional amounts in excess of the total available commitments of $1.625 billion.

In addition, the Credit Agreement includes a swing line pursuant to which Bank of America, N.A., as the swing line lender, may make swing line loans in U.S. Dollars in an aggregate amount equal to the lesser of (a) $50.0 million and (b) the Aggregate WC Commitments (as defined in the Credit Agreement).  Swing line loans will bear interest at the Base Rate (as defined in the Credit Agreement).  The swing line is a sub-portion of the working capital revolving credit facility and is not an addition to the total available commitments of $1.625 billion.

Pursuant to the Credit Agreement, and in connection with any agreement by and between a Loan Party and a Lender (as such terms are defined in the Credit Agreement) or affiliate thereof (an “AR Buyer”), a Loan Party may sell certain of its accounts receivables to an AR Buyer (the “Receivables Sales Agreement”).  Also pursuant to the Credit Agreement, the Loan Parties are permitted to sell or transfer any account receivable to an AR Buyer only to the extent that (i) no Default or Event of Default (as such terms are defined in the Credit Agreement) has occurred and is continuing or would exist after giving effect to any such sale or transfer; (ii) such accounts receivable are sold for cash; (iii) the cash purchase price to be paid to the selling Loan Party for each account receivable is not less than the amount of credit such Loan Party would have been able to get for such account receivable had such account receivable been included in the Borrowing Base (as defined in the Credit Agreement) or, to the extent such account receivable is not otherwise eligible to be included in the Borrowing Base, then the cash purchase price to be paid is not less than 85% of the face amount of such account receivable; (iv) such account receivable is sold pursuant to a Receivables Sales Agreement; (v) the Loan Parties have complied with the notice requirement set forth in the Credit Agreement; (vi) neither the AR Buyer nor the Administrative Agent has delivered any notice of a termination event; (vii) the aggregate amount of the accounts receivable sold to one or more AR Buyers which has not yet been collected will not exceed $75.0 million at any time; and (viii) the cash proceeds received from the applicable Loan Party in connection with such sale will be used to immediately repay any outstanding WC Loans (as defined in the Credit Agreement).  To date, the level of receivables sold has not been significant, and the Partnership has accounted for such transfers as sales pursuant to ASC 860, “Transfers and Servicing.”  Due to the short-term nature of the receivables sold to date, no servicing obligation has been recorded because it would have been de minimus.

Borrowings under the Credit Agreement are available in U.S. Dollars and Canadian Dollars. The aggregate amount of loans made under the Credit Agreement denominated in Canadian Dollars cannot exceed $200.0 million.

Availability under the working capital revolving credit facility is subject to a borrowing base which is redetermined from time to time and based on specific advance rates on eligible current assets.  Under the Credit Agreement, borrowings under the working capital revolving credit facility cannot exceed the then current borrowing base.  Availability under the borrowing base may be affected by events beyond the Partnership’s control, such as changes in petroleum product prices, collection cycles, counterparty performance, advance rates and limits, and general economic conditions.  These and other events could require the Partnership to seek waivers or amendments of covenants or alternative sources of financing or to reduce expenditures.  The Partnership can provide no assurance that such waivers, amendments or alternative financing could be obtained or, if obtained, would be on terms acceptable to the Partnership.

Commencing December 16, 2013, borrowings under the working capital revolving credit facility bear interest at (1) the Eurocurrency rate plus 2.00% to 2.50%, (2) the cost of funds rate plus 2.00% to 2.50%, or (3) the base rate plus 1.00% to 1.50%, each depending on the Utilization Amount (as defined in the Credit Agreement).  From January 1, 2013 through December 15, 2013, borrowings under the working capital revolving credit facility bore interest at (1) the Eurodollar rate plus 2.00% to 2.50%, (2) the cost of funds rate plus 2.00% to 2.50%, or (3) the base rate plus 1.00% to 1.50%, each depending on the Utilization Amount (as defined in the prior credit agreement).

Commencing December 16, 2013, borrowings under the revolving credit facility bear interest at (1) the Eurocurrency rate plus 2.25% to 3.25%, (2) the cost of funds rate plus 2.25% to 3.25%, or (3) the base rate plus 1.25% to 2.25%, each depending on the Combined Total Leverage Ratio (as defined in the Credit Agreement).  From January 1, 2013 through December 15, 2013, borrowings under the revolving credit facility bore interest at (1) the Eurodollar rate plus 2.50% to 3.50%, (2) the cost of funds rate plus 2.50% to 3.50%, or (3) the base rate plus 1.50% to 2.50%, each depending on the Combined Total Leverage Ratio (as defined in the prior credit agreement).

The average interest rates for the Credit Agreement were 3.8% and 4.3% for the three months ended September 30, 2014 and 2013, respectively, and 3.6% and 4.3% for the nine months ended September 30, 2014 and 2013, respectively.

As of September 30, 2014, the Partnership had two interest rate swaps, both of which were used to hedge the variability in interest payments under the Credit Agreement due to changes in LIBOR rates.  See Note 5 for additional information on these cash flow hedges.

The Credit Agreement provides for a letter of credit fee equal to the then applicable working capital rate or then applicable revolver rate (each such rate as defined in the Credit Agreement) per annum for each letter of credit issued.  In addition, the Partnership incurs a commitment fee on the unused portion of each facility under the Credit Agreement, ranging from 0.375% to 0.50% per annum.

The Partnership classifies a portion of its working capital revolving credit facility as a long-term liability because the Partnership has a multi-year, long-term commitment from its bank group.  The long-term portion of the working capital revolving credit facility was $92.0 million and $327.0 million at September 30, 2014 and December 31, 2013, respectively, representing the amounts expected to be outstanding during the entire year.  In addition, the Partnership classifies a portion of its working capital revolving credit facility as a current liability because it repays amounts outstanding and reborrows funds based on its working capital requirements.  At September 30, 2014 and December 31, 2013, the current portion of the working capital revolving credit facility was $113.0 million and $0, respectively, representing the amount the Partnership expects to pay down during the course of the year.  Due to unexpected excess cash received during the nine months ended September 30, 2014, the Partnership paid down a portion of the working capital revolving credit facility that was previously classified as long term at December 31, 2013.  The Partnership does not expect to reduce its outstanding borrowings on the revolving credit facility component of the Credit Agreement over the next twelve months.

As of September 30, 2014, the Partnership had total borrowings outstanding under the Credit Agreement of $477.6 million, including $272.6 million outstanding on the revolving credit facility.  In addition, the Partnership had outstanding letters of credit of $200.6 million.  Subject to borrowing base limitations, the total remaining availability for borrowings and letters of credit was $946.8 million and $479.9 million at September 30, 2014 and December 31, 2013, respectively.

The Credit Agreement is secured by substantially all of the assets of the Partnership and the Partnership’s wholly-owned subsidiaries and is guaranteed by the Partnership and its subsidiaries, Bursaw Oil LLC and Global Partners Energy Canada ULC.  The Credit Agreement imposes certain requirements on the borrowers including, for example, a prohibition against distributions if any potential default or Event of Default (as defined in the Credit Agreement) would occur as a result thereof, and certain limitations on the Partnership’s ability to grant liens, make certain loans or investments, incur additional indebtedness or guarantee other indebtedness, make any material change to the nature of the Partnership’s business or undergo a fundamental change, make any material dispositions, acquire another company, enter into a merger, consolidation, sale leaseback transaction or purchase of assets, or make capital expenditures in excess of specified levels.

The Credit Agreement imposes financial covenants that require the Partnership to maintain certain minimum working capital amounts, a minimum combined interest coverage ratio, a maximum senior secured leverage ratio and a maximum total leverage ratio.  The Partnership was in compliance with the foregoing covenants at September 30, 2014.  The Credit Agreement also contains a representation whereby there can be no event or circumstance, either individually or in the aggregate, that has had or could reasonably be expected to have a Material Adverse Effect (as defined in the Credit Agreement).  In addition, the Credit Agreement limits distributions by the Partnership to its unitholders to the amount of Available Cash (as defined in the Partnership’s partnership agreement).

On October 6, 2014, in connection with the execution of the Stock Purchase Agreement dated October 3, 2014, by and among Warren Equities, Inc., (“Warren”), as the Company, The Warren Alpert Foundation, as the Seller, and GMG, as Buyer, and solely with respect to Section 10.20 and the other provisions in Article 10 related thereto, the Partnership, as Buyer Guarantor (the “Stock Purchase Agreement”), the Partnership and certain of its subsidiaries entered into the First Amendment to the Second Amended and Restated Credit Agreement (the “First Amendment”), which eliminates the lender consent requirement for Permitted Acquisitions (as defined in the Credit Agreement) without regard to previously delineated dollar basket thresholds.

On October 20, 2014, in connection with the proposed acquisition of Warren (the “Warren Acquisition”), the Partnership and certain of its subsidiaries entered into the Second Amendment to the Second Amended and Restated Credit Agreement (the “Second Amendment”).  Pursuant to the Second Amendment, upon the closing of the Warren Acquisition, Warren is required to be joined as a Borrower under the Credit Agreement and subsidiaries of Warren are required to be joined as guarantors under the Credit Agreement.  The Second Amendment also provides for an increase in the Aggregate Revolver Commitment (as defined in the Credit Agreement) in the amount of either $75.0 million or $150.0 million, at the option of the Borrowers (as defined in the Credit Agreement), which option will terminate at the earliest to occur of (x) the date that the Warren Acquisition is consummated, (y) the date that the Borrowers notify Bank of America, N.A., as Administrative Agent that the Warren Acquisition will not be consummated and (z) February 15, 2015.  If the option has not been exercised or terminated by January 15, 2015, the Borrowers will pay a ticking fee of 50 basis points (calculated based on the $150.0 million commitment increase, regardless of whether the Borrowers exercise the option to increase commitments by $150.0 million, $75.0 million, or not at all) for the period from January 15, 2015 until the earlier to occur of (x) the consummation of the Warren Acquisition, (y) the date the Aggregate Revolver Commitment is increased upon exercise of the Borrowers’ option and (z) termination of the Borrowers’ option.  Additionally, the Second Amendment revises the definition of “Combined EBITDA” for purposes of calculating the Combined Interest Coverage Ratio, the Combined Total Leverage Ratio and the Combined Senior Secured Leverage Ratio (as such terms are defined in the Credit Agreement), such that for any period in which the Warren Acquisition has occurred, Combined EBITDA will be adjusted to give effect to the Warren Acquisition.  Additionally, the Second Amendment eliminates the $400.0 million limit on Senior Unsecured Indebtedness and Subordinated Debt (as such terms are defined in the Credit Agreement).

In addition, the Second Amendment revises the definition of “Subsidiary” to exclude joint ventures in which the Partnership and its subsidiaries own more than 50% but less than 100% of the equity in such entity.  The assets held by such joint ventures are no longer required to be pledged as collateral to secure the obligations of the Partnership and its subsidiaries under the Credit Agreement.  The Second Amendment also increases the permitted investments basket for obligations due to the Partnership and its subsidiaries from $5.0 million to $50.0 million.

8.0% Senior Notes

On February 14, 2013, the Partnership entered into a note purchase agreement with FS Energy and Power Fund (“FS Energy”), with respect to the issue and sale by the Partnership to FS Energy of an aggregate principal amount of $70.0 million unsecured 8.0% Senior Notes due 2018 (the “8.0% Notes”).  The 8.0% Notes were issued in a private placement exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”) and were not registered under the Securities Act or any state securities laws.  Interest on the 8.0% Notes accrued from February 14, 2013 and was paid semi-annually on February 14 and August 14 of each year, beginning on August 14, 2013.

Closing of the offering occurred on February 14, 2013.  The 8.0% Notes were sold to FS Energy at 97% of their face amount, resulting in net proceeds to the Partnership of approximately $67.9 million.  Additionally, the Partnership separately paid fees and offering expenses.  The discount of $2.1 million at issuance was accreted as additional interest.  On February 15, 2013, the Partnership used the net proceeds from the offering, after paying fees and offering expenses, to finance a portion of its acquisition of all of the outstanding membership interests in Cascade Kelly and to pay related transaction costs.

7.75% Senior Notes

On December 23, 2013, the Partnership entered into a note purchase agreement with FS Energy and Power Fund, KARBO, L.P., Kayne Anderson Capital Income Partners (QP), L.P., Kayne Anderson Income Partners, L.P., Kayne Anderson Infrastructure Income Fund, L.P., Kayne Anderson Non-Traditional Investments,  L.P., KANTI (QP), L.P. and Kayne Energy Credit Opportunities, L.P. as purchasers (the “Purchasers”), with respect to the issue and sale by the Partnership to the Purchasers of an aggregate principal amount of $80.0 million unsecured 7.75% Senior Notes due 2018 (the “7.75% Notes”).  The 7.75% Notes were issued in a private placement exempt from registration under the Securities Act and were not registered under the Securities Act or any state securities laws.  Interest was paid on the 7.75% Notes semi-annually on December 23 and June 23 of each year, beginning on June 23, 2014.

Closing of the offering occurred on December 23, 2013. The 7.75% Notes were sold to the Purchasers at their face amount, resulting in proceeds to the Partnership of $80.0 million.  Additionally, the Partnership separately paid fees and offering expenses.  The Partnership used a portion of the net proceeds from the offering to pay outstanding indebtedness and for general partnership purposes.

Exchange Rights Agreements

On June 19, 2014, the Partnership and GLP Finance (the “Issuers”) entered into a letter agreement (the “Exchange Rights Agreements”) with each of FS Energy and certain funds managed by Kayne Anderson Capital Advisors, L.P. pursuant to which the parties agreed to modifications to or waivers of certain of the provisions of the indentures governing the 8.0% Senior Notes and the 7.75% Senior Notes (collectively, the “Existing HY Notes”) for purposes of effecting the repayment of the Existing HY Notes with a portion of the proceeds of the Issuers’ private placement of the 6.25% Notes (defined below) and the subsequent issuance of a portion of the 6.25% Notes to the holders of the Existing HY Notes.

6.25% Senior Notes

On June 19, 2014, the Issuers entered into a Purchase Agreement (the “Purchase Agreement”) with the Initial Purchasers (as defined therein) (the “Initial Purchasers”) pursuant to which the Issuers agreed to sell $375.0 million aggregate principal amount of the Issuers’ 6.25% senior notes due 2022 (the “6.25% Notes”) to the Initial Purchasers in a private placement exempt from the registration requirements under the Securities Act.  The 6.25% Notes were resold by the Initial Purchasers to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to persons outside the United States pursuant to Regulation S under the Securities Act.

The Purchase Agreement contained customary representations and warranties of the parties and indemnification and contribution provisions under which the Issuers and the subsidiary guarantors, on one hand, and the Initial Purchasers, on the other, agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act.  In addition, the Purchase Agreement required the execution of a registration rights agreement, described below, relating to the 6.25% Notes.

Closing of the offering occurred on June 24, 2014.  The Partnership used the net proceeds from the offering to repay a portion of the borrowings outstanding under its revolving credit facility and to repurchase or exchange all of its $150.0 million of the Existing HY Notes in accordance with the Exchange Rights Agreements, as follows:  the principal amount of $70.0 million of the 8.0% Senior Notes and the principal amount of $80.0 million of the 7.75% Senior Notes, including premium payments but excluding accrued and unpaid interest.  Specifically, the Partnership paid $40.2 million to the holders of the Existing HY Notes and exchanged the remaining $110.0 million of the Existing HY Notes for $116.0 million of the 6.25% Notes.  The additional $6.0 million provided to the holders of the Existing HY Notes as a make-whole provision was treated as a discount to the 6.25% Notes included in senior notes in the accompanying balance sheet at September 30, 2014.

The Partnership accounted for the exchange of $110.0 million of the Existing HY Notes to the 6.25% Notes as a modification of debt rather than an extinguishment of debt in accordance with ASC 70-50, “Modification and Extinguishments,” as the cash flow effect on a present value basis was less than 10% which is not deemed a substantial modification of terms.  As a result of the $40.0 million extinguishment of the remaining principal debt, the Partnership incurred expenses of $1.6 million associated with the write-off of a portion of the original issue discount and deferred financing fees.  These expenses are included in interest expense in the accompanying statement of income for the nine months ended September 30, 2014.

Additionally, as a result of the modification, the pro rata portion of the unamortized original issue discount and deferred financing fees associated with the Existing HY Notes remaining will be amortized over the term of the 6.25% Notes.

Indenture

In connection with the private placement of the 6.25% Notes on June 24, 2014, the Issuers and the subsidiary guarantors and Deutsche Bank Trust Company Americas as trustee, entered into an indenture (the “Indenture”).

The 6.25% Notes mature on July 15, 2022 with interest accruing at a rate of 6.25% per annum and payable semi-annually in arrears on January 15 and July 15 of each year, commencing January 15, 2015.  The 6.25% Notes are guaranteed on a joint and several senior unsecured basis by each of the Issuers and the subsidiary guarantors to the extent set forth in the Indenture.  Upon a continuing event of default, the trustee or the holders of at least 25% in principal amount of the 6.25% Notes may declare the 6.25% Notes immediately due and payable, except that an event of default resulting from entry into a bankruptcy, insolvency or reorganization with respect to the Partnership, any restricted subsidiary of the Partnership that is a significant subsidiary or any group of its restricted subsidiaries that, taken together, would constitute a significant subsidiary of the Partnership, will automatically cause the 6.25% Notes to become due and payable.

The Issuers have the option to redeem up to 35% of the 6.25% Notes prior to July 15, 2017 at a redemption price (expressed as a percentage of principal amount) of 106.25% plus accrued and unpaid interest, if any.  The Issuers have the option to redeem the 6.25% Notes, in whole or in part, at any time on or after July 15, 2017, at the redemption prices of 104.688% for the twelve-month period beginning on July 15, 2017, 103.125% for the twelve-month period beginning July 15, 2018, 101.563% for the twelve-month period beginning July 15, 2019, and 100.0% beginning on July 15, 2020 and at any time thereafter, together with any accrued and unpaid interest to the date of redemption.  In addition, before July 15, 2017, the Issuers may redeem all or any part of the 6.25% Notes at a redemption price equal to the sum of the principal amount thereof, plus a make whole premium at the redemption date, plus accrued and unpaid interest, if any, to the redemption date.  The holders of the notes may require the Issuers to repurchase the 6.25% Notes following certain asset sales or a Change of Control (as defined in the Indenture) at the prices and on the terms specified in the Indenture.

The Indenture contains covenants that will limit the Partnership’s ability to, among other things, incur additional indebtedness and issue preferred securities, make certain dividends and distributions, make certain investments and other restricted payments, restrict distributions by its subsidiaries, create liens, enter into sale-leaseback transactions, sell assets or merge with other entities.  Events of default under the Indenture include (i) a default in payment of principal of, or interest or premium, if any, on, the 6.25% Notes, (ii) breach of the Partnership’s covenants under the Indenture, (iii) certain events of bankruptcy and insolvency, (iv) any payment default or acceleration of indebtedness of the Partnership or certain subsidiaries if the total amount of such indebtedness unpaid or accelerated exceeds $15.0 million and (v) failure to pay within 60 days uninsured final judgments exceeding $15.0 million.

Registration Rights Agreement

On June 24, 2014, the Issuers and the subsidiary guarantors entered into a registration rights agreement (the “Registration Rights Agreement”) with the Initial Purchasers in connection with the Issuers’ private placement of the 6.25% Notes.  Under the Registration Rights Agreement, the Issuers and the subsidiary guarantors have agreed to file and use commercially reasonable efforts to cause to become effective a registration statement relating to an offer to exchange the 6.25% Notes for an issue of SEC-registered notes with terms identical to the 6.25% Notes (except that the exchange notes will not be subject to restrictions on transfer or to any increase in annual interest rate for failure to comply with the Registration Rights Agreement) that are registered under the Securities Act so as to permit the exchange offer to be consummated by the 360th day after June 24, 2014.  Under specified circumstances, the Issuers and the subsidiary guarantors have also agreed to use commercially reasonable efforts to cause to become effective a shelf registration statement relating to resales of the 6.25% Notes.  If the exchange offer is not completed on or before the 360th day after June 24, 2014, the annual interest rate borne by the 6.25% Notes will be increased by 1.0% per annum until the exchange offer is completed or the shelf registration statement is declared effective (or automatically becomes effective).

Line of Credit

On December 9, 2013, Basin Transload entered into a line of credit facility which allows for borrowings by Basin Transload of up to $10.0 million on a revolving basis.  The facility matures on December 9, 2014 and had an outstanding balance of $0.7 million and $3.7 million at September 30, 2014 and December 31, 2013, respectively.  The facility is secured by substantially all of the assets of Basin Transload and is not guaranteed by the Partnership or any of its wholly owned subsidiaries.  The Partnership is currently in the process of renewing the line of credit facility for an additional year.

Deferred Financing Fees

The Partnership incurs bank fees related to its Credit Agreement and other financing arrangements.  These deferred financing fees are amortized over the life of the Credit Agreement or other financing arrangements.  The Partnership capitalized additional financing fees of $0 and $5.8 million for the three and nine months ended September 30, 2014, respectively, associated with the issuance of the Partnership’s $375.0 million aggregate principal amount of its 6.25% senior notes due 2022.  Amortization expenses of approximately $1.6 million and $1.7 million for the three months ended September 30, 2014 and 2013, respectively, and $4.2 million and $5.1 million for the nine months ended September 30, 2014 and 2013, respectively, are included in interest expense in the accompanying consolidated statements of income.  Unamortized fees are included in other current assets and other long-term assets.

Note 8. Debt

Credit Agreement

        On December 16, 2013, the Partnership entered into a Second Amended and Restated Credit Agreement (the "Credit Agreement"), which increased the Aggregate Commitments (as defined in the Credit Agreement) available under the Credit Agreement to $1.625 billion from $1.615 billion under the prior credit agreement. The Credit Agreement will mature on April 30, 2018.

        As of December 31, 2013, there were two facilities under the Credit Agreement:

  •
  a working capital revolving credit facility to be used for working capital purposes and letters of credit in the principal amount equal to the lesser of the Partnership's borrowing base and $1.0 billion; and

  •
  a $625.0 million revolving credit facility to be used for acquisitions, joint ventures, capital expenditures, letters of credit and general corporate purposes.

        In addition, the Credit Agreement has an accordion feature whereby the Partnership may request on the same terms and conditions of its then existing credit agreement, provided no Event of Default (as defined in the Credit Agreement) then exists, an increase to the working capital revolving credit facility, the revolving credit facility, or both, by up to another $300.0 million, in the aggregate, for a total credit facility of up to $1.925 billion. Any such request for an increase by the Partnership must be in a minimum amount of $5.0 million. The Partnership cannot provide assurance, however, that its lending group will agree to fund any request by the Partnership for additional amounts in excess of the total available commitments of $1.625 billion.

        In addition, the Credit Agreement includes a swing line pursuant to which Bank of America, N.A., as the swing line lender, may make swing line loans in U.S. Dollars in an aggregate amount equal to the lesser of (a) $50.0 million and (b) the Aggregate WC Commitments (as defined in the Credit Agreement). Swing line loans will bear interest at the Base Rate (as defined in the Credit Agreement). The swing line is a sub-portion of the working capital revolving credit facility and is not an addition to the total available commitments of $1.625 billion.

        Pursuant to the Credit Agreement, and in connection with any agreement by and between a Loan Party and a Lender (as such terms are defined in the Credit Agreement) or affiliate thereof (an "AR Buyer"), a Loan Party may sell certain of its accounts receivables to an AR Buyer (the "Receivables Sales Agreement"). Also pursuant to the Credit Agreement, the Loan Parties are permitted to sell or transfer any account receivable to an AR Buyer only to the extent that (i) no Default or Event of Default (as such terms are defined in the Credit Agreement) has occurred and is continuing or would exist after giving effect to any such sale or transfer; (ii) such accounts receivable are sold for cash; (iii) the cash purchase price to be paid to the selling Loan Party for each account receivable is not less than the amount of credit such Loan Party would have been able to get for such account receivable had such account receivable been included in the Borrowing Base (as defined in the Credit Agreement) or, to the extent such account receivable is not otherwise eligible to be included in the Borrowing Base, then the cash purchase price to be paid is not less than 85% of the face amount of such account receivable; (iv) such account receivable is sold pursuant to a Receivables Sales Agreement; (v) the Loan Parties have complied with the notice requirement set forth in the Credit Agreement; (vi) neither the AR Buyer nor the Administrative Agent has delivered any notice of a termination event; (vii) the aggregate amount of the accounts receivable sold to one or more AR Buyers which has not yet been collected will not exceed $75.0 million at any time; and (viii) the cash proceeds received from the applicable Loan Party in connection with such sale will be used to immediately repay any outstanding WC Loans (as defined in the Credit Agreement). To date, the level of receivables sold has not been significant, and the Partnership has accounted for such transfers as sales pursuant to ASC 860, "Transfers and Servicing." Due to the short - term nature of the receivables sold to date, no servicing obligation has been recorded because it would have been de minimus.

        Borrowings under the Credit Agreement are available in U.S. Dollars and Canadian Dollars. The aggregate amount of loans made under the Credit Agreement denominated in Canadian Dollars cannot exceed $200.0 million.

        Availability under the working capital revolving credit facility is subject to a borrowing base which is redetermined from time to time and based on specific advance rates on eligible current assets. Under the Credit Agreement, borrowings under the working capital revolving credit facility cannot exceed the then current borrowing base. Availability under the borrowing base may be affected by events beyond the Partnership's control, such as changes in petroleum product prices, collection cycles, counterparty performance, advance rates and limits, and general economic conditions. These and other events could require the Partnership to seek waivers or amendments of covenants or alternative sources of financing or to reduce expenditures. The Partnership can provide no assurance that such waivers, amendments or alternative financing could be obtained or, if obtained, would be on terms acceptable to the Partnership.

        Commencing December 16, 2013, borrowings under the working capital revolving credit facility bear interest at (1) the Eurocurrency rate plus 2.00% to 2.50%, (2) the cost of funds rate plus 2.00% to 2.50%, or (3) the base rate plus 1.00% to 1.50%, each depending on the Utilization Amount (as defined in the Credit Agreement). From November 16, 2012 through December 15, 2013, borrowings under the working capital revolving credit facility bore interest at (1) the Eurodollar rate plus 2.00% to 2.50%, (2) the cost of funds rate plus 2.00% to 2.50%, or (3) the base rate plus 1.00% to 1.50%, each depending on the Utilization Amount (as defined in the prior credit agreement). From January 1, 2011 through November 15, 2012, borrowings under the working capital revolving credit facility bore interest at (1) the Eurodollar rate plus 2.50% to 3.00%, (2) the cost of funds rate plus 2.50% to 3.00%, or (3) the base rate plus 1.50% to 2.00%, each depending on the pricing level provided in the prior credit agreement, which in turn depended upon the Utilization Amount (as defined in the prior credit agreement).

        Commencing December 16, 2013, borrowings under the revolving credit facility bear interest at (1) the Eurocurrency rate plus 2.25% to 3.25%, (2) the cost of funds rate plus 2.25% to 3.25%, or (3) the base rate plus 1.25% to 2.25%, each depending on the Combined Total Leverage Ratio (as defined in the Credit Agreement). From November 16, 2012 through December 15, 2013, borrowings under the revolving credit facility bore interest at (1) the Eurodollar rate plus 2.50% to 3.50%, (2) the cost of funds rate plus 2.50% to 3.50%, or (3) the base rate plus 1.50% to 2.50%, each depending on the Combined Total Leverage Ratio (as defined in the prior credit agreement). From January 1, 2011 through November 15, 2012, borrowings under the revolving credit facility bore interest at (1) the Eurodollar rate plus 3.00% to 3.875%, (2) the cost of funds rate plus 3.00% to 3.875%, or (3) the base rate plus 2.00% to 2.875%, each depending on the pricing level provided in the prior credit agreement, which in turn depended upon the Combined Total Leverage Ratio (as defined in the prior credit agreement).

        The average interest rates for the Credit Agreement were 4.2%, 4.0% and 4.1% for the years ended December 31, 2013, 2012 and 2011, respectively.

        As of December 31, 2013, the Partnership had a two interest rate swaps and an interest rate cap, all of which were used to hedge the variability in interest payments under the Credit Agreement due to changes in LIBOR rates. See Notes 2 and 4 for additional information on these cash flow hedges.

        The Credit Agreement provides for a letter of credit fee equal to the then applicable working capital rate or then applicable revolver rate (each such rate as defined in the Credit Agreement) per annum for each letter of credit issued. In addition, the Partnership incurs a commitment fee on the unused portion of each facility under the Credit Agreement, ranging from 0.375% to 0.50% per annum.

        The Partnership classifies a portion of its working capital revolving credit facility as a long-term liability because the Partnership has a multi-year, long-term commitment from its bank group. The long-term portion of the working capital revolving credit facility was $327.0 million and $340.8 million at December 31, 2013 and 2012, respectively, representing the amounts expected to be outstanding during the entire year. In addition, the Partnership classifies a portion of its working capital revolving credit facility as a current liability because it repays amounts outstanding and reborrows funds based on its working capital requirements. The current portion of the working capital revolving credit facility was approximately $0 and $83.7 million at December 31, 2013 and 2012, respectively, representing the amounts the Partnership expects to pay down during the course of the year.

        As of December 31, 2013, the Partnership had total borrowings outstanding under the Credit Agreement of $761.7 million, including $434.7 million outstanding on the revolving credit facility. In addition, the Partnership had outstanding letters of credit of $383.4 million. Subject to borrowing base limitations, the total remaining availability for borrowings and letters of credit was $479.9 million and $218.9 million at December 31, 2013 and 2012, respectively.

        The Credit Agreement is secured by substantially all of the assets of the Partnership and the Partnership's wholly-owned subsidiaries and is guaranteed by the Partnership and its subsidiary, Bursaw Oil LLC. The Credit Agreement imposes certain requirements on the borrowers including, for example, a prohibition against distributions if any potential default or Event of Default (as defined in the Credit Agreement) would occur as a result thereof, and certain limitations on the Partnership's ability to grant liens, make certain loans or investments, incur additional indebtedness or guarantee other indebtedness, make any material change to the nature of the Partnership's business or undergo a fundamental change, make any material dispositions, acquire another company, enter into a merger, consolidation, sale leaseback transaction or purchase of assets, or make capital expenditures in excess of specified levels.

        The Credit Agreement imposes financial covenants that require the Partnership to maintain certain minimum working capital amounts, a minimum combined interest coverage ratio, a maximum senior secured leverage ratio and a maximum total leverage ratio. The Partnership was in compliance with the foregoing covenants at December 31, 2013. The Credit Agreement also contains a representation whereby there can be no event or circumstance, either individually or in the aggregate, that has had or could reasonably be expected to have a Material Adverse Effect (as defined in the Credit Agreement). In addition, the Credit Agreement limits distributions by the Partnership to its unitholders to the amount of Available Cash (as defined in the Partnership's partnership agreement).

8.00% Senior Notes

        On February 14, 2013, the Partnership entered into a Note Purchase Agreement (the "February Purchase Agreement") with FS Energy and Power Fund ("FS Energy"), with respect to the issue and sale by the Partnership to FS Energy of an aggregate principal amount of $70.0 million unsecured 8.00% Senior Notes due 2018 (the "8.00% Notes"). The 8.00% Notes were issued in a private placement exempt from registration under the Securities Act of 1933, as amended (the "Securities Act") and have not been registered under the Securities Act or any state securities laws, and may not be offered or sold except pursuant to an exemption from the registration requirements of the Securities Act and applicable state laws.

        Closing of the offering occurred on February 14, 2013. The 8.00% Notes were sold to FS Energy at 97% of their face amount, resulting in net proceeds to the Partnership of approximately $67.9 million. Additionally, the Partnership separately paid fees and offering expenses. The discount of $2.1 million at issuance will be accreted as additional interest over the expected term on the 8.00% Notes. On February 15, 2013, the Partnership used the net proceeds from the offering, after paying fees and offering expenses, to finance a portion of its acquisition of all of the outstanding membership interests in Cascade Kelly and to pay related transaction costs.

        The 8.00% Notes were issued pursuant to an indenture dated as of February 14, 2013 (as amended or supplemented, the "February Indenture") among the Partnership, its subsidiary guarantors and FS Energy. The 8.00% Notes will mature on February 14, 2018. Interest on the 8.00% Notes accrued from February 14, 2013 and is paid semi-annually on February 14 and August 14 of each year, beginning on August 14, 2013. The Partnership may redeem all or some of the 8.00% Notes at any time or from time to time pursuant to the terms of the February Indenture. The 8.00% Notes are also subject to optional or mandatory exchange for HY Bonds (as such term is defined in the February Indenture) at the time and on the terms specified in the February Indenture. The holders of the 8.00% Notes may require the Partnership to repurchase the 8.00% Notes following certain asset sales or a Change of Control (as defined in the February Indenture) at the prices and on the terms specified in the February Indenture.

        On December 20, 2013, the Partnership, its subsidiary guarantors and FS Energy entered into a Second Supplemental Indenture, which is supplemental to the February Indenture (the "Second Supplemental Indenture"). The Second Supplemental Indenture (i) adds Global CNG LLC as a guarantor, (ii) increases the amount of Equity Interests (as defined in the February Indenture) of the Partnership or any Restricted Subsidiary (as defined in the February Indenture) of the Partnership that the Partnership and the Restricted Subsidiaries may purchase, redeem or otherwise acquire in any calendar year from $5.0 million to $10.0 million, and (iii) allows the Partnership and its Restricted Subsidiaries to incur Indebtedness (as defined in the February Indenture) represented by Capital Lease Obligations (as defined in the February Indenture), mortgage financings or purchase money obligations incurred to finance construction or improvement of property, plant or equipment, up to the greater of $60.0 million or 5.5% of the Partnership's Consolidated Net Tangible Assets (as defined in the February Indenture).

        The 8.00% Notes are guaranteed on a senior, unsecured basis by certain of the Partnership's wholly-owned subsidiaries. The February Indenture contains covenants that are no more restrictive to the Partnership in the aggregate than the terms, conditions, covenants and defaults contained in its Credit Agreement and will limit the Partnership's ability to, among other things, incur additional indebtedness, make distributions to equity owners, make certain investments, restrict distributions by its subsidiaries, create liens, enter into sale-leaseback transactions, sell assets or merge with other entities.

7.75% Senior Notes

        On December 23, 2013, the Partnership entered into a Note Purchase Agreement (the "December Purchase Agreement") with FS Energy and Power Fund, KARBO, L.P., Kayne Anderson Capital Income Partners (QP), L.P., Kayne Anderson Income Partners, L.P., Kayne Anderson Infrastructure Income Fund, L.P., Kayne Anderson Non-Traditional Investments, L.P., KANTI (QP), L.P. and Kayne Energy Credit Opportunities, L.P. as purchasers (the "Purchasers"), with respect to the issue and sale by the Partnership to the Purchasers of an aggregate principal amount of $80.0 million unsecured 7.75% Senior Notes due 2018 (the "7.75% Notes"). The 7.75% Notes were issued in a private placement exempt from registration under the Securities Act and have not been registered under the Securities Act or any state securities laws, and may not be offered or sold except pursuant to an exemption from the registration requirements of the Securities Act and applicable state laws.

        Closing of the offering occurred on December 23, 2013. The 7.75% Notes were sold to the Purchasers at their face amount, resulting in proceeds to the Partnership of $80.0 million. Additionally, the Partnership separately paid fees and offering expenses. The Partnership used a portion of the net proceeds from the offering to pay outstanding indebtedness and for general partnership purposes.

        The 7.75% Notes were issued pursuant to an indenture dated as of December 23, 2013 (the "December Indenture") among the Partnership, its subsidiary guarantors and the Purchasers. The 7.75% Notes will mature on December 23, 2018. Interest on the 7.75% Notes accrued from December 23, 2013. Interest will be paid on the 7.75% Notes semi-annually on December 23 and June 23 of each year, beginning on June 23, 2014.

        The Partnership may redeem all or some of the 7.75% Notes at any time or from time to time pursuant to the terms of the December Indenture. The 7.75% Notes are also subject to optional or mandatory exchange for HY Bonds (as such term is defined in the December Indenture) at the time and on the terms specified in the December Indenture. The holders of the 7.75% Notes may require the Partnership to repurchase the 7.75% Notes following certain asset sales or a Change of Control (as defined in the December Indenture) at the prices and on the terms specified in the December Indenture.

        The 7.75% Notes are guaranteed on a senior, unsecured basis by certain of the Partnership's wholly-owned subsidiaries. The December Indenture contains covenants that are no more restrictive to the Partnership in the aggregate than the terms, conditions, covenants and defaults contained in its Credit Agreement and will limit the Partnership's ability to, among other things, incur additional indebtedness, make distributions to equity owners, make certain investments, restrict distributions by its subsidiaries, create liens, enter into sale-leaseback transactions, sell assets or merge with other entities.

Line of Credit

        On December 9, 2013, Basin Transload LLC entered into a line of credit facility which allows for borrowings by Basin Transload LLC of up to $10.0 million on a revolving basis. The facility matures on December 9, 2014 and had an outstanding balance of $3.7 million at December 31, 2013. The facility is secured by substantially all of the assets of Basin Transload LLC and is not guaranteed by the Partnership or any of its wholly-owned subsidiaries.

Deferred Financing Fees

        The Partnership incurs bank fees related to its Credit Agreement and other financing arrangements. These deferred financing fees are amortized over the life of the Credit Agreement or senior notes. The Partnership capitalized deferred financing fees of $17.7 million, $5.3 million and $2.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Amortization expense of approximately $6.9 million, $5.8 million and $4.7 million for the years ended December 31, 2013, 2012 and 2011, respectively, are included in interest expense in the accompanying consolidated statements of income. Unamortized fees are included in other current assets and other long-term assets.